Pursuant to Rule 497(e)
                                                        Registration No. 2-65315


                          SHORT TERM INCOME FUND, INC.

                     SUPPLEMENT DATED JUNE 18, 2007, TO THE
                       PROSPECTUS DATED DECEMBER 29, 2006

                  The Board of Directors (the "Board") of Short Term Income Fund, Inc. ("STIF") has determined that it is in the best interests of the Money Market Portfolio ("MM STIF") and U.S. Government Portfolio ("GOV STIF") of STIF and their shareholders to reorganize STIF into the Money Market Portfolio and U.S. Treasury Portfolio, respectively, of the Daily Income Fund ("DIF" and together with STIF, the "Funds"), in a tax-free reorganization, subject to shareholder approval (the "Reorganization"). In making this determination, the Board considered a number of factors, including, the similarity of the investment strategies of the Funds' portfolios; the greater asset size of DIF relative to that of STIF and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds' portfolios; that the proposed Reorganization would be tax-free for shareholders of STIF and would have no tax impact on shareholders of DIF; and that the interests of STIF's and DIF's shareholders would not be diluted as a result of the proposed Reorganization.

                  On or about November 5, 2007, STIF expects to convene a special meeting of its shareholders. The record date for those shareholders entitled to notice of and to vote at the special meeting is expected to be on or about August 17, 2007. If STIF's shareholders approve the proposed Reorganizaton, STIF anticipates that the Reorganization will take place soon after that meeting. STIF's shareholders will be sent more information about the proposed Reorganization in proxy solicitation materials expected to be mailed on or about September 14, 2007.

                  Until the Reorganization is completed, shares of MM STIF or GOV STIF will continue to be sold and reinvestment of dividends and distributions into shares of MM STIF or GOV STIF will continue, unless the shareholder has elected to receive dividends and distributions in cash. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting. MM STIF's or GOV STIF's shareholders also may continue to purchase or redeem shares, as described in their Prospectuses, before the closing of the proposed Reorganization.

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-65315

                          SHORT TERM INCOME FUND, INC.

                     SUPPLEMENT DATED JUNE 18, 2007, TO THE
                        FIRST SOUTHWEST PRIME INCOME FUND
         SHARES OF SHORT TERM INCOME FUND, INC. - MONEY MARKET PORTFOLIO
                       PROSPECTUS DATED DECEMBER 29, 2006


                  The Board of Directors (the "Board") of Short Term Income Fund, Inc. ("STIF") has determined that it is in the best interests of the Money Market Portfolio ("MM STIF") and U.S. Government Portfolio ("GOV STIF") of STIF and their shareholders to reorganize STIF into the Money Market Portfolio and U.S. Treasury Portfolio, respectively, of the Daily Income Fund ("DIF" and together with STIF, the "Funds"), in a tax-free reorganization, subject to shareholder approval (the "Reorganization"). In making this determination, the Board considered a number of factors, including, the similarity of the investment strategies of the Funds' portfolios; the greater asset size of DIF relative to that of STIF and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds' portfolios; that the proposed Reorganization would be tax-free for shareholders of STIF and would have no tax impact on shareholders of DIF; and that the interests of STIF's and DIF's shareholders would not be diluted as a result of the proposed Reorganization.

                  On or about November 5, 2007, STIF expects to convene a special meeting of its shareholders. The record date for those shareholders entitled to notice of and to vote at the special meeting is expected to be on or about August 17, 2007. If STIF's shareholders approve the proposed Reorganizaton, STIF anticipates that the Reorganization will take place soon after that meeting. STIF's shareholders will be sent more information about the proposed Reorganization in proxy solicitation materials expected to be mailed on or about September 14, 2007.

                  Until the Reorganization is completed, shares of MM STIF or GOV STIF will continue to be sold and reinvestment of dividends and distributions into shares of MM STIF or GOV STIF will continue, unless the shareholder has elected to receive dividends and distributions in cash. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting. MM STIF's or GOV STIF's shareholders also may continue to purchase or redeem shares, as described in their Prospectuses, before the closing of the proposed Reorganization.